BASIS OF PRESENTATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of restatement of previously issued unaudited interim 2023 financial statements

The following tables show the Company’s unaudited condensed consolidated balance sheets as of March 31, 2023, June 30, 2023 and September 30, 2023 and the Company’s unaudited condensed consolidated income statements for the three months ended March 31, 2023, for the three and six months ended June 30, 2023 and for the three and nine months ended September 30, 2023, and the Company’s unaudited condensed consolidated statement of cash flows for the three months ended March 31, 2023, for the six months ended June 30, 2023 and for the nine months ended September 30, 2023, as previously reported, adjustments and as restated for the periods presented (amounts stated in thousands of dollars except share and per share amounts):

	As of March 31, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
Total Liabilities
Deferred Tax Liability	$1,170	$(1,170)	$—
Total Liabilities	19,728	(1,170)	18,558

Total Shareholders’ Equity
Additional paid-in capital	50,289	—	50,289
Accumulated deficit	(48,870)	1,170	(47,700)
Total shareholders’ equity	1,441	1,170	2,611
Total liabilities and shareholders’ equity	$21,169	$—	$21,169

	Three Months Ended March 31, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
Operating expenses
General and administrative	$3,211	$—	$3,211
Total operating expenses	3,523	—	3,523
Loss from operations	(3,344)	—	(3,344)
Loss before income taxes	(3,940)	—	(3,940)
Income tax (expense)	(374)	1,170	796
Net loss	(4,314)	1,170	(3,144)
Basic loss per share	(4.09)	1.11	(2.98)
Diluted loss per share	$(4.09)	$1.11	$(2.98)
Weighted average number of shares used in per share calculation - basic	1,054,933	—	1,054,933
Weighted average number of shares used in per share calculation - basic	1,054,933	—	1,054,933

	Three Months Ended March 31, 2023 (unaudited)
Net cash used in operating activities	As Previously Reported	Adjustments	As Restated
Net loss	$(4,314)	$1,170	$(3,144)
Income taxes	$374	$(1,170)	$(796)

	As of June 30, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
Total Assets
Accounts Receivable, net	$9,088	$(381)	$8,707
Total current assets	17,903	(381)	17,522
Total assets	20,249	(381)	19,868

Total Liabilities
Deferred Tax Liability	617	(617)	—
Total Liabilities	18,921	(617)	18,304

Total Shareholders’ Equity
Additional paid-in capital	55,434	(144)	55,290
Accumulated deficit	(54,132)	380	(53,752)
Total shareholders’ equity	1,328	236	1,564
Total liabilities and shareholders’ equity	$20,249	$(381)	$19,868

	Three Months Ended June 30, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
Revenue
Professional services	$839	$(381)	$458
Total revenue	1,543	(381)	1,162

Gross Margin	(1,859)	(381)	(2,240)

Operating expenses
General and administrative	3,355	(144)	3,211
Total operating expenses	3,605	(144)	3,461
Loss from operations	(5,464)	(237)	(5,701)
Loss before income taxes	(5,807)	(237)	(6,044)
Income tax (expense) benefit	545	(553)	(8)
Net loss	(5,262)	(790)	(6,052)
Basic loss per share	(1.63)	(0.24)	(1.87)
Diluted loss per share	$(1.63)	$(0.24)	$(1.87)
Weighted average number of shares used in per share calculation - basic	3,232,345	—	3,232,345
Weighted average number of shares used in per share calculation - basic	3,232,345	—	3,232,345

	Six Months Ended June 30, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
Revenue
Professional services	$2,713	$(381)	$2,332
Total revenue	5,095	(381)	4,714

Gross Margin	(1,680)	(381)	(2,061)

Operating expenses
General and administrative	6,566	(144)	6,422
Total operating expenses	7,128	(144)	6,984
Loss from operations	(8,808)	(237)	(9,045)
Loss before income taxes	(9,747)	(237)	(9,984)
Income tax (expense) benefit	171	617	788
Net loss	(9,576)	380	(9,196)
Basic loss per share	(4.45)	(0.24)	(4.69)
Diluted loss per share	$(4.45)	$(0.24)	$(4.69)
Weighted average number of shares used in per share calculation - basic	2,149,777	—	2,149,777
Weighted average number of shares used in per share calculation - basic	2,149,777	—	2,149,777

	Six Months Ended June 30, 2023 (unaudited)
Net cash used in operating activities	As Previously Reported	Adjustments	As Restated
Net loss	$(9,576)	$380	$(9,196)
Stock-based compensation	56	(144)	(88)
Accounts receivable	6,055	381	6,436
Income taxes	$(198)	$(617)	$(815)

	As of September 30, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
ASSETS
Accounts Receivable, net	$6,013	$(381)	$5,632
Total current assets	14,338	(381)	13,957
Total assets	15,292	(381)	14,911

Total Liabilities
Deferred Tax Liability	616	(616)	—
Total Liabilities	21,361	(616)	20,745

Total Shareholders’ Equity
Additional paid-in capital	55,475	(144)	55,331
Accumulated deficit	(61,571)	379	(61,192)
Total shareholders’equity	(6,069)	235	(5,834)
Total liabilities and shareholders’ equity	$15,292	$(381)	$14,911

	Nine Months Ended September 30, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
Operating expenses
General and administrative	$10,105	$(144)	$9,961
Total operating expenses	10,195	(144)	10,051
Loss from operations	(11,967)	(237)	(12,204)
Loss from continuing operations before income taxes	(13,611)	(237)	(13,848)
Income tax benefit on continuing operations	171	617	788
Loss from continuing operations	(13,440)	380	(13,060)
Loss from discontinued operations, net of tax	(3,575)	—	(3,575)
Net loss	(17,015)	380	(16,635)
Basic loss per share	(4.89)	0.11	(4.78)
Diluted loss per share	$(4.89)	$0.11	$(4.78)
Weighted average number of shares used in per share calculation - basic	3,480,014	—	$ 3,480,014
Weighted average number of shares used in per share calculation - basic	3,480,014	—	$ 3,480,014

	Nine Months Ended September 30, 2023 (unaudited)
Net cash used in operating activities	As Previously Reported	Adjustments	As Restated
Net loss	$(17,015)	$(380)	$(17,395)
Stock-based compensation	(107)	(144)	(251)
Accounts receivable	9,130	381	9,511
Deferred income taxes	$(216)	$(617)	$(833)

Schedule of exposure to credit risk

	March 31,	December 31,
	2023	2023

Cash	$376	$123
Accounts receivable, net	2,065	3,601
Total	$2,441	$3,724

	December 31,	December 31,
	2023	2022

Cash	$123	$905
Accounts receivable, net	3,601	15,143
Due from MSAs	—	4,913
Total	$3,724	$20,961